Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (7,019)	$ (16,925)	$ 237
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on sale of property and equipment	18
Depreciation and amortization	1,102	1,076	773
Accrued interest	(28)	(87)	(151)
Share-based compensation to employees and consultants	1,937	2,174	1,597
Exchange differences on cash and cash equivalents	379	608	(143)
Remeasurement of Derivatives liability			(28)
Changes in assets and liabilities:
Decrease in trade receivables	9	261	560
Decrease (increase) in inventories	749	(312)	181
Decrease (increase) in other receivables and prepaid expenses	150	(119)	(185)
Decrease in operating lease right-of-use assets	527	461	400
Increase (decrease) in trade payables	(153)	99	236
Decrease in operating lease liabilities	(638)	(916)	(337)
Increase (decrease) in accrued liabilities and other payables	204	14	(464)
Decrease in deferred revenues		(32)	(175)
Net cash provided by (used in) operating activities	(2,763)	(13,698)	2,501
Cash flows from investing activities:
Capitalization of intangible assets		(42)	(161)
Purchase of property and equipment	(954)	(1,274)	(1,428)
Proceed from short term deposit		50,238
Investment in restricted deposits	(270)
Investment in deposits		(20,000)	(30,000)
Proceeds from sale of property and equipment	68		33
Net cash provided by (used in) investing activities	(1,156)	28,922	(31,556)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses			32,743
Exercise of options and warrants into shares	1,108	1,874	6,017
Net cash provided by financing activities	1,108	1,874	38,760
Effect of exchange rate changes on cash and cash equivalents and restricted deposits	(379)	(608)	143
Net increase (decrease) in cash and cash equivalents and restricted deposits	(3,190)	16,490	9,848
Cash and cash equivalents and restricted cash at the beginning of the year	29,864	13,374	3,526
Cash and cash equivalents and restricted deposits at the end of the year	26,674	29,864	13,374
Supplemental discloser of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	886	219	557
Classification of issuance costs liability to equity			50
Capitalization of Share-based compensation to inventory	33	37
Supplemental discloser of cash activities:
Cash paid during the year for taxes	8	31
Reconciliation of cash, cash equivalents and restricted cash at the end of the year
Cash and cash equivalents	26,674	29,653	13,148
Restricted deposits short term		23	13
Restricted deposits long term		188	213
Total cash and cash equivalents and restricted deposits	$ 26,674	$ 29,864	$ 13,374